                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                Ellsworth Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2008

Date of reporting period:  December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2007 (unaudited)----------------------------------

 Principal                                                                                        Value
   Amount                                                                                        (Note 1)
----------                                                                                    ------------
              CONVERTIBLE BONDS AND NOTES -- 62.2%

              Aerospace and Defense -- 4.2%
$1,500,000    AAR Corp. 1.75%, due 2026 cv. sr. notes (BB)................................... $  2,158,125
 1,000,000    Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)...............    1,323,750
 1,500,000    DRS Technologies, Inc. 2%, due 2026 cv. sr. notes (B1).........................
               (Acquired 01/30/06 - 05/16/07; Cost $1,647,761) (1,2).........................    1,636,875
                                                                                              ------------
                                                                                                 5,118,750
                                                                                              ------------
              Agriculture -- 1.9%
 2,000,000    Merrill Lynch & Co., Inc. 1.5%, due 2012 cv. securities (A1)
               (exchangeable into Archer-Daniels-Midland Co. common stock)
               (Acquired 02/23/07; Cost $2,059,933) (1,2)....................................    2,326,700
                                                                                              ------------

              Banking/Savings and Loan -- 0.8%
 1,000,000    PrivateBancorp, Inc. 3.625%, due 2027 cv. sr. notes (NR).......................      967,500
                                                                                              ------------

              Computer Hardware -- 5.5%
 1,000,000    C&D Technologies, Inc. 5.25%, due 2025 cv. sr. notes (NR)......................    1,050,000
 2,000,000    Credit Suisse, New York Branch 14.00%, due 2008 equity-linked notes (NR)
               (exchangeable for Corning Inc. common stock)..................................    1,999,400
 1,000,000    EMC Corp. 1.75%, due 2011 cv. sr. notes (BBB+).................................    1,356,250
 1,000,000    EMC Corp. 1.75%, due 2013 cv. sr. notes (BBB+).................................    1,376,250
 1,000,000    Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR)..............      994,000
                                                                                              ------------
                                                                                                 6,775,900
                                                                                              ------------
              Computer Software -- 3.1%
 1,000,000    Blackboard Inc. 3.25%, due 2027 cv. sr. notes (B-).............................    1,050,000
 1,000,000    GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR)...........................      955,000
 1,500,000    Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (A1)
               (performance linked to Microsoft Corp. common stock) (1)......................    1,791,300
                                                                                              ------------
                                                                                                 3,796,300
                                                                                              ------------
              Consumer Goods -- 2.5%
 1,500,000    Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)..............................    1,781,250
   750,000    Church & Dwight Co., Inc. 5.25%, due 2033 cv. sr. deb. (Ba1)...................    1,322,813
                                                                                              ------------
                                                                                                 3,104,063
                                                                                              ------------
              Energy -- 6.7%
 1,000,000    Cameron International Corp. 2.50%, due 2026 cv. sr. notes (Baa1)...............    1,545,000
 1,000,000    Canadian Solar Inc. 6%, due 2017 cv. sr. notes (NR)
               (Acquired 12/04/07; Cost $1,000,000) (2)......................................    1,424,600
 1,500,000    Covanta Holding Corp. 1%, due 2027 sr. cv. deb. (B1) (1).......................    1,680,000
 1,325,000    Oil States International, Inc. 2.375%, due 2025 contingent cv. sr. notes (NR)..    1,712,563
 1,250,000    Rentech, Inc. 4%, due 2013 cv. sr. notes (NR)..................................      900,000
 1,000,000    USEC Inc. 3%, due 2014 cv. sr. notes (CCC).....................................      982,500
                                                                                              ------------
                                                                                                 8,244,663
                                                                                              ------------
              Financial Services -- 1.7%
 2,000,000    Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)......................    2,085,000
                                                                                              ------------

              Foods -- 1.8%
   500,000    The Great Atlantic & Pacific Tea Company, Inc. 5.125%,
               due 2011 cv. sr. notes (Caa1).................................................      535,000
 1,500,000    The Great Atlantic & Pacific Tea Company, Inc. 6.75%,
               due 2012 cv. sr. notes (Caa1).................................................    1,614,375
                                                                                              ------------
                                                                                                 2,149,375
                                                                                              ------------



ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2007 (continued)----------------------------------


 Principal                                                                                        Value
   Amount                                                                                        (Note 1)
----------                                                                                    ------------
              CONVERTIBLE BONDS AND NOTES -- continued

              Health Care -- 2.3%
$1,000,000    Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B2) (1)........................... $    733,750
 1,000,000    SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR)...............................    1,116,250
 1,000,000    St. Jude Medical, Inc. 1.22%, due 2008 cv. sr. deb. (BBB+).....................    1,007,500
                                                                                              ------------
                                                                                                 2,857,500
                                                                                              ------------
              Insurance -- 3.2%
 3,000,000    Prudential Financial, Inc. floating rate, due 2036 cv. sr. notes (A3)..........    3,004,800
 1,000,000    Prudential Financial, Inc. floating rate, due 2037 cv. sr. notes (A3)
               (Acquired 12/07/07; Cost $988,750) (2)........................................      975,300
                                                                                              ------------
                                                                                                 3,980,100
                                                                                              ------------
              Media and Entertainment -- 2.3%
 2,500,000    The Walt Disney Company 2.125%, due 2023 cv. sr. notes (A2)....................    2,862,500
                                                                                              ------------

              Minerals and Mining -- 1.0%
 1,000,000    Newmont Mining Corp. 1.25%, due 2014 cv. sr. notes (BBB+)......................    1,257,500
                                                                                              ------------

              Multi-Industry -- 3.6%
   750,000    Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
               (exchangeable for Verenium Corp. common stock)................................      656,250
 3,000,000    LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)
               (Acquired 06/28/07 - 09/13/07; Cost $3,037,813) (2)...........................    3,712,500
                                                                                              ------------
                                                                                                 4,368,750
                                                                                              ------------
              Pharmaceuticals -- 6.3%
 3,000,000    Bristol-Myers Squibb Co. floating rate, due 2023 cv. sr. deb. (A2).............    3,022,500
 1,000,000    Mylan Inc. 1.25%, due 2012 sr. cv. notes (B)...................................      912,500
 1,500,000    Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (Baa2)
               (exchangeable for Teva Pharmaceutical Industries Ltd. ADR)....................    1,672,500
 2,000,000    Wyeth floating rate, due 2024 cv. sr. deb. (A3)................................    2,120,080
                                                                                              ------------
                                                                                                 7,727,580
                                                                                              ------------
              Real Estate -- 0.8%
 1,000,000    ProLogis 2.25%, due 2037 cv. sr. notes (BBB+)
               (Acquired 03/20/07 - 04/16/07; Cost $982,038) (2).............................      990,000
                                                                                              ------------

              Semiconductors -- 6.3%
 2,000,000    Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (B+)
               (exchangeable for LSI Corp.)..................................................    2,027,500
 1,000,000    Cypress Semiconductor Corp. 1%, due 2009 cv. sr. notes (NR)....................    1,612,500
 2,000,000    Fairchild Semiconductor Corp. 5%, due 2008 cv. sr. sub. notes (B)
               (exchangeable into Fairchild Semiconductor International, Inc. common stock)..    1,977,500
 2,000,000    Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1).........................    2,167,500
                                                                                              ------------
                                                                                                 7,785,000
                                                                                              ------------
              Telecommunications -- 5.6%
   500,000    ADC Telecommunications Inc. 3.50%, due 2015 cv. sub. notes (NR)................      511,563
 1,000,000    ADC Telecommunications Inc. 3.50%, due 2017 cv. sub. notes (NR)................    1,017,500
 1,000,000    Anixter International Inc. 1%, due 2013 sr. cv. notes (BB-)....................    1,146,250
 2,000,000    Equinix, Inc. 2.5%, due 2012 cv. sub. notes (CCC+).............................    2,262,500
 1,000,000    General Cable Corp. 1%, due 2012 sr. cv. notes (B1)............................    1,131,250
 1,000,000    SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR)...................................      842,500
                                                                                              ------------
                                                                                                 6,911,563
                                                                                              ------------


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2007 (continued)----------------------------------

 Principal                                                                                        Value
   Amount                                                                                        (Note 1)
----------                                                                                    ------------
              CONVERTIBLE BONDS AND NOTES -- continued

              Transportation -- 1.6%
$2,000,000    ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR)....................... $  1,930,000
                                                                                              ------------

              Travel and Leisure -- 0.8%
 1,000,000    Morgans Hotel Group 2.375%, due 2014 sr. sub. cv notes (NR)
               (Acquired 10/11/07 - 10/12/07; Cost $1,026,250) (2)...........................      947,500
                                                                                              ------------


              TOTAL CONVERTIBLE BONDS AND NOTES.............................................. $ 76,186,244
                                                                                              ------------



              CORPORATE BONDS AND NOTES -- 1.2%

              Retail -- 1.2%
 1,500,000    Amerivon Holdings LLC 4%, due 2010 units (NR)
               (Acquired 06/01/07; Cost $1,500,000) (2,3)....................................    1,500,000
                                                                                              ------------



Shares
              CONVERTIBLE PREFERRED STOCKS -- 9.2%

              Aerospace and Defense -- 0.3%
    40,000    Ionatron, Inc. 6.5% series A redeemable cv. pfd. (NR)
               (Acquired 10/27/05; Cost $1,000,000) (2)......................................      340,000
                                                                                              ------------

              Banking/Savings and Loan -- 3.4%
    54,178    New York Community Bancorp, Inc. 6% BONUSES units (Baa1).......................    2,595,126
    20,000    Sovereign Capital Trust IV 4.375% PIERS (Baa1)
               (exchangeable for Sovereign Bancorp, Inc. common stock) (1)                         662,500
     1,100    Washington Mutual, Inc. 7.75% series R non-cumulative perpetual cv. pfd.  (NR).      947,375
                                                                                              ------------
                                                                                                 4,205,001
                                                                                              ------------
              Chemicals -- 1.8%
    40,000    Celanese Corp. 4.25% cv. perpetual pfd. (NR)...................................    2,181,600
                                                                                              ------------

              Energy -- 3.1%
    22,800    Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+)................................    2,559,300
    20,000    PetroQuest Energy, Inc. 6.875% cum. cv. perpetual pfd. (NR)....................    1,201,500
                                                                                              ------------
                                                                                                 3,760,800
                                                                                              ------------
              Telecommunications -- 0.6%
       100    Medis Technologies Ltd. 7.25% series A cum. cv. perpetual pfd. (NR)............      778,038
                                                                                              ------------


              TOTAL CONVERTIBLE PREFERRED STOCKS............................................. $ 11,265,439
                                                                                              ------------


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2007 (continued)----------------------------------
                                                                                                  Value
  Shares                                                                                         (Note 1)
----------                                                                                    ------------
              MANDATORY CONVERTIBLE SECURITIES -- 24.6% (4)

              Consumer Goods -- 2.6%
    30,000    Avery Dennison Corp. 7.875%, due 11/15/10 mandatory cv. pfd. (NR).............. $  1,571,100
     1,750    The Stanley Works floating rate, due 05/17/12 equity units (A2)................    1,572,156
                                                                                              ------------
                                                                                                 3,143,256
                                                                                              ------------
              Energy -- 7.4%
    40,000    Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B)...................    2,841,600
    10,000    McMoRan Exploration Co. 6.75%, due 11/15/10 mandatory cv. pfd. (NR)............    1,038,500
     2,000    Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+)
               (linked to the performance of ConocoPhillips common stock)....................    1,962,920
    41,135    Merrill Lynch & Co., Inc. 12%, due 06/27/08 capped appreciation notes (NR)
               (linked to the performance of Tesoro Corp. common stock)......................    1,896,529
    45,950    NATIXIS Financial Products Inc. 9.55%, due 01/26/08
               mandatory trigger exchangeable notes (NR)
               (exchangeable for Nabors Industries, Inc. common stock)
               (Acquired 07/23/07; Cost $1,500,268) (2)......................................    1,285,382
                                                                                              ------------
                                                                                                 9,024,931
                                                                                              ------------
              Foods -- 1.0%
    50,000    Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (A1)
               (exchangeable for General Mills, Inc. common stock)...........................    1,231,000
                                                                                              ------------

              Health Care -- 1.2%
    33,950    NATIXIS Financial Products Inc. 9%, due 04/22/08
               mandatory trigger exchangeable notes  (NR)
               (exchangeable for St. Jude Medical, Inc. common stock)
               (Acquired 10/17/07; Cost $1,533,182) (2)......................................    1,446,932
                                                                                              ------------

              Insurance -- 5.3%
     4,000    Alleghany Corp. 5.75%, due 06/15/09 mandatory cv. pfd. (BBB-)..................    1,450,520
    75,000    Citigroup Funding Inc. variable rate, due 09/27/08 exchangeable notes (Aa3)
               (exchangeable for Genworth Financial, Inc. common stock)......................    1,883,250
    70,000    MetLife, Inc. 6.375%, due 08/15/08 common equity units (BBB+)..................    2,142,000
    52,500    XL Capital Ltd. 7%, due 02/15/09 equity security units (A3)....................    1,003,275
                                                                                              ------------
                                                                                                 6,479,045
                                                                                              ------------
              Minerals and Mining -- 4.6%
    20,000    Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10
               mandatory cv. pfd. (B+).......................................................    3,015,400
    30,000    Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (NR)
               (exchangeable for Companhia Vale do Rio Doce ADS).............................    1,918,500
    10,000    Vale Capital Ltd. 5.5%, due 06/15/10 mandatory convertible notes (NR)
               (exchangeable for Companhia Vale do Rio Doce Preference A Shares ADS).........      647,800
                                                                                              ------------
                                                                                                 5,581,700
                                                                                              ------------
              Pharmaceuticals -- 2.7%
     1,000    Mylan Inc. 6.5%, due 11/15/10 mandatory cv. pfd. (B-)..........................    1,017,490
     9,500    Schering-Plough Corp. 6%, due 08/13/10 mandatory cv. pfd. (Baa3)...............    2,293,775
                                                                                              ------------
                                                                                                 3,311,265
                                                                                              ------------

              TOTAL MANDATORY CONVERTIBLE SECURITIES (4)..................................... $ 30,218,129
                                                                                              ------------


ELLSWORTH FUND LTD.---------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 2007 (continued)----------------------------------

                                                                                                  Value
  Shares                                                                                         (Note 1)
----------                                                                                    ------------
              COMMON STOCKS -- 0.6%

              Banking/Savings and Loan -- 0.6%
    20,000    Wachovia Corp.................................................................. $    760,600
                                                                                              ------------

Principal
 Amount
              SHORT-TERM SECURITIES -- 1.2%

              Commercial Paper -- 1.2%
$1,500,000    American Express Credit Corp. 4%, due 01/04/08 (P1)............................    1,499,333
                                                                                              ------------

              Total Convertible Bonds and Notes -- 62.2%..................................... $ 76,186,244
              Total Corporate Bonds and Notes -- 1.2%........................................    1,500,000
              Total Convertible Preferred Stocks -- 9.2%.....................................   11,265,439
              Total Mandatory Convertible Securities -- 24.6%................................   30,218,129
              Total Common Stocks -- 0.6%....................................................      760,600
              Total Short-Term Securities -- 1.2%............................................    1,499,333
                                                                                              ------------
              Total Investments -- 99.0%.....................................................  121,429,745

              Other assets and liabilities, net -- 1.0%......................................    1,215,102
                                                                                              ------------
              Total Net Assets -- 100.0%..................................................... $122,644,847
                                                                                              ============



(1) Contingent payment debt instrument which accrues contingent interest. See Note 2.

(2) Security not registered under the Securities Act of 1933, as amended (i.e., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2007 was $16,585,789 which represented 13.5% of the Fund's net assets.

(3) Investment is a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of this security represented 1.2% of the Fund's net assets.

(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

ADR      American Depositary Receipts.
ADS      American Depositary Shares.
BONUSES  Bifurcated Option Note Unit Securities.
PIES     Premium Income Exchangeable Securities.
PIERS    Preferred Income Equity Redeemable Securities.
PRIDES   Preferred Redeemable Income Dividend Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.


Summary of Portfolio Ratings

            % of
         Portfolio
         ---------
Aa            2
A            20
Baa          15
Ba            4
B            20
Caa           4
NR           34
Common Stock  1

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ELLSWORTH FUND LTD.-------------------------------------------------------------
SELECTED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)------------------------------

Ellsworth Fund Ltd. (established in 1986) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales
price as of the close of regular trading.   Listed securities for which no
sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received.

At December 31, 2007 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $ 11,387,034
Unrealized depreciation                 (5,357,548)
                                      ------------
Net unrealized appreciation              6,029,486
                                      ============

Cost for federal income tax purposes  $115,799,810
                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of February 27, 2008 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a)under the Act, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 29, 2008


  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: February 29, 2008

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: February 29, 2008